Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 12, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Cash dividend		$ 12,186	$ 45,079	$ 47,154
Subsequent events | O 2025 Q4 Dividends
Subsequent Event [Line Items]
Dividends Payable, Date Declared	Feb. 12, 2026
Dividends declared (dollars per share)	$ 0.09
Dividends Payable, Date to be Paid	Mar. 13, 2026
Dividends Payable, Date of Record	Feb. 27, 2026
Subsequent events | O 2025 Q4 Dividends | Common Stock
Subsequent Event [Line Items]
Cash dividend	$ 3,900